Annual Total Returns (Bar Chart) (Invesco Small Cap Growth Fund, Class A, Invesco Small Cap Growth Fund)	12 Months Ended
May 02, 2011
Invesco Small Cap Growth Fund | Class A, Invesco Small Cap Growth Fund
Annual Total Returns
'01	(13.79%)
'02	(28.01%)
'03	39.12%
'04	6.81%
'05	8.32%
'06	14.30%
'07	11.38%
'08	(38.77%)
'09	34.52%
'10	26.28%